Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Sep. 30, 2021
Information of Offsetting of Financial Assets and Financial Liabilities

The following table provides information about the offsetting of financial assets and financial liabilities at March 31, 2021 and September 30, 2021. The table includes derivatives, repurchase and resale agreements, and securities lending and borrowing transactions that are subject to enforceable master netting arrangements or similar agreements irrespective of whether or not they are offset on the Group’s consolidated balance sheets.

					Amounts not offset on the balance sheet (3)
	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet (2)		Financial instruments (4)	Cash collateral	Net amounts

	(in billions of yen)
March 31, 2021
Assets (1) :
Derivatives	8,625	—	8,625	(5)	(6,323)	(588)	1,714
Receivables under resale agreements	11,623	—	11,623	(6)	(10,478)	—	1,145
Receivables under securities borrowing transactions	2,694	—	2,694	(7)	(2,621)	—	73

Total	22,942	—	22,942		(19,422)	(588)	2,932

Liabilities (1) :
Derivatives	8,252	—	8,252	(5)	(6,033)	(933)	1,286
Payables under repurchase agreements	18,607	—	18,607	(6)	(17,979)	—	628
Payables under securities lending transactions	1,208	—	1,208	(7)	(953)	—	255

Total	28,067	—	28,067		(24,965)	(933)	2,169

September 30, 2021
Assets (1) :
Derivatives	6,565	—	6,565	(5)	(4,611)	(557)	1,397
Receivables under resale agreements	16,933	—	16,933	(6)	(15,890)	—	1,043
Receivables under securities borrowing transactions	2,408	—	2,408	(7)	(2,355)	—	53

Total	25,906	—	25,906		(22,856)	(557)	2,493

Liabilities (1) :
Derivatives	6,157	—	6,157	(5)	(4,348)	(748)	1,061
Payables under repurchase agreements	22,278	—	22,278	(6)	(21,471)	—	807
Payables under securities lending transactions	1,441	—	1,441	(7)	(1,221)	—	220

Total	29,876	—	29,876		(27,040)	(748)	2,088

Notes:
(1)
Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off
or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter
(“OTC”) and
OTC-cleared
derivatives that are subject to enforceable master netting arrangements or similar agreements.

(2)	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
(3)	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
(4)	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.

(5)
The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were ¥8,168 billion and ¥7,652 billion, respectively, at March 31, 2021, and ¥6,256 billion and ¥5,808 billion, respectively, at September 30, 2021.

(6)
The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥10,551 billion and ¥18,321 billion, respectively, at March 31, 2021, and ¥15,957 billion and ¥21,817 billion, respectively, at September 30, 2021.

(7)
The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥2,694 billion and ¥958 billion, respectively, at March 31, 2021, and ¥2,408 billion and ¥1,229 billion, respectively, at September 30, 2021.